Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 12. Stockholders’ Equity
     Cash dividends declared per our common share were $.485, $.44 and $.43 for 2010, 2009, and 2008, respectively.
     In July 2007, our Board of Directors authorized the repurchase of up to $1 billion of our common stock. During 2007, we purchased 16 million shares for $526 million (including transaction costs) at an average cost of $33.08 per share. During 2008, we purchased 13 million shares of our common stock for $474 million (including transaction costs) at an average cost of $36.76 per share. We completed our $1 billion stock repurchase program in July 2008. Our overall average cost per share was $34.74. This stock repurchase is recorded in treasury stock on our Consolidated Balance Sheet.
     At December 31, 2010, approximately $22 million of our original $300 million, 5.5 percent junior subordinated convertible debentures, convertible into approximately two million shares of common stock, remain outstanding. In 2009 and 2008, we converted $28 million and $27 million, respectively, of the debentures in exchange for three million and two million shares, respectively, of common stock.
     At December 31, 2007, we held all of WPZ’s seven million subordinated units outstanding. In February 2008, these subordinated units were converted into common units of WPZ due to the achievement of certain financial targets that resulted in the early termination of the subordination period. While these subordinated units were outstanding, other issuances of partnership units by WPZ had preferential rights and the proceeds from these issuances in excess of the book basis of assets acquired by WPZ were therefore reflected as noncontrolling interests in consolidated subsidiaries on our Consolidated Balance Sheet. Due to the conversion of the subordinated units, these original issuances of partnership units no longer have preferential rights and now represent the lowest level of equity securities issued by WPZ. In accordance with our policy in effect at that time regarding the issuance of equity of a consolidated subsidiary, such issuances of nonpreferential equity are accounted for as capital transactions and no gain or loss is recognized. Therefore, as a result of the 2008 conversion, we recognized a decrease to noncontrolling interests in consolidated subsidiaries and a corresponding increase to capital in excess of par value of approximately $1.2 billion.
     We maintain a Stockholder Rights Plan, as amended and restated on September 21, 2004, and further amended May 18, 2007, and October 12, 2007, under which each outstanding share of our common stock has a right (as defined in the plan) attached. Under certain conditions, each right may be exercised to purchase, at an exercise price of $50 (subject to adjustment), one two-hundredth of a share of Series A Junior Participating Preferred Stock. The rights may be exercised only if an Acquiring Person acquires (or obtains the right to acquire) 15 percent or more of our common stock or commences an offer for 15 percent or more of our common stock. The plan contains a mechanism to divest of shares of common stock if such stock in excess of 14.9 percent was acquired inadvertently or without knowledge of the terms of the rights. The rights, which until exercised do not have voting rights, expire in 2014 and may be redeemed at a price of $.01 per right prior to their expiration, or within a specified period of time after the occurrence of certain events. In the event a person becomes the owner of more than 15 percent of our common stock, each holder of a right (except an Acquiring Person) shall have the right to receive, upon exercise, our common stock having a value equal to two times the exercise price of the right. In the event we are engaged in a merger, business combination, or 50 percent or more of our assets, cash flow or earnings power is sold or transferred, each holder of a right (except an Acquiring Person) shall have the right to receive, upon exercise, common stock of the acquiring company having a value equal to two times the exercise price of the right.